Summary Of Significant Accounting Policies And General (Details) (USD $)	12 Months Ended			1 Months Ended	12 Months Ended			3 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	May 31, 2008 Rhino Eastern LLC [Member]	Dec. 31, 2013 Rhino Eastern LLC [Member]	Dec. 31, 2012 Rhino Eastern LLC [Member]	Dec. 31, 2011 Rhino Eastern LLC [Member]	Mar. 31, 2012 Timber Wolf [Member]	Dec. 31, 2012 Muskie Proppant [Member]	Dec. 31, 2013 Muskie Proppant [Member]	Dec. 31, 2012 Muskie Proppant [Member]	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Notes receivable	$ 200,000	$ 11,900,000
Note receivable, interest rate		10.00%
Spread over prime interest rate	2.50%
Salvage value of property, plant and equipment	0
Discount percentage, future net cash flows	10.00%
Depletion equivalent units, gas to barrels conversion ratio	6
Asset impairment loss	1,667,000	0	0
Discount rate, present value calculation												2.30%	3.20%	4.20%	5.60%	5.30%	7.00%
Recosting adjustment calculation, inflation rate	2.30%	2.30%	2.50%
Period for lessee to recoup royalty payments	2 years
Payments to acquire interest in joint venture				16,100,000	2,300,000	0		100,000	2,000,000	500,000
Ownership interest in joint venture				51.00%
Loans to joint venture					11,900,000		5,800,000			200,000
Loan repayments from joint venture						11,900,000	5,800,000
Potential additional contribution to joint venture					10,000,000
Equity method investment					19,400,000	21,400,000			1,700,000	1,800,000	1,700,000
Equity in net income (loss) of unconsolidated affiliate	$ (4,729,000)	$ 5,757,000	$ 2,988,000							$ (500,000)	$ 300,000